                                RETAIL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                                 AIM LIBRA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                          Supplement dated July 7, 2005
                   to the Statement of Additional Information
                dated April 29, 2005 as supplemented July 1, 2005


The following information dated October 31, 2004 replaces in its entirety the information with respect to Jay Rushin under the heading "PORTFOLIO MANAGERS - Investments in Each Fund - AIM Libra Fund" in Appendix G in the Statement of Additional Information:

         "NAME OF PORTFOLIO MANAGER                  DOLLAR RANGE OF INVESTMENTS IN EACH FUND
--------------------------------------------- --------------------------------------------------------
                                          AIM LIBRA FUND
--------------------------------------------- --------------------------------------------------------
Jay K. Rushin                                                          None
--------------------------------------------- --------------------------------------------------------